Document and Entity Information	Feb. 19, 2025
Details
Registrant CIK	0001559356
Document Type	8-K
Document Period End Date	Feb. 19, 2025
Entity Registrant Name	Biostax Corp.
Entity Incorporation, State or Country Code	FL
Securities Act File Number	000-54933
Entity Tax Identification Number	59-3226705
Entity Address, Address Line One	2431 Aloma Ave.
Entity Address, Address Line Two	Suite 124
Entity Address, City or Town	Winter Park
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32792
Entity Address, Address Description	Address of principal executive offices
City Area Code	888
Local Phone Number	391-9355
Phone Fax Number Description	Registrant’s telephone number, including area code
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BIOX
Entity Emerging Growth Company	false
Amendment Flag	false